Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income taxes paid (refund) [abstract]
Schedule of Composition of Income Tax Expense (Benefit)	The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Current tax expense	¥131,952	¥208,513	¥246,578
Deferred tax benefit	(141,888)	(136,108)	(188,526)
Total	¥(9,936)	¥72,405	¥58,052

Schedule of Reconciliation from Income Tax Expense (Benefit)
The following is a reconciliation from income tax expense at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2021	2022	2023
Profit before tax	¥366,235	¥302,571	¥375,090
Income tax expense at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	111,995	92,526	114,703
Non-deductible expenses for tax purposes (1)	26,117	6,071	15,158
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(137,032)	(8,831)	(21,791)
Tax credits	(25,673)	(32,948)	(26,676)
Differences in applicable tax rates of overseas subsidiaries (3)	(258)	24,496	(31,446)
Changes in tax effects of undistributed profit of overseas subsidiaries	5,694	(20,359)	6,174
Effect of changes in applicable tax rates and tax law (4)	(5,073)	(39,661)	2,482
Tax contingencies (5)	(13,164)	58,540	13,991
Effect of prior year items	(10,689)	(4,762)	(7,524)
Entity reorganizations/Divestments (6)	36,117	2,041	(6,321)
Other	2,030	(4,708)	(698)
Income tax expense (benefit) reported for the year	¥(9,936)	¥72,405	¥58,052
(1) Amounts for the years ended March 31, 2021, 2022 and 2023 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Amount for the years ended March 31, 2021 and March 31, 2023 also include non-deductible interest due to Japanese earnings stripping rules.
(2) Amounts for the years ended March 31, 2021, 2022 and 2023 include deferred tax expenses (benefits) associated with carried forward net operating losses. Amount for the year ended March 31, 2021 is driven by capital losses related to restructuring of subsidiaries. The amount for the year ended March 31, 2023 is driven by recognition of tax benefits from previously unrecognized tax losses as result of internal entity restructuring transactions.
(3) Amounts for the years ended March 31, 2021, 2022 and 2023 include unitary and minimum taxes on overseas subsidiaries.
(4) Amount for the year ended March 31, 2022 includes 39,106 million JPY deferred tax benefit related to a blended state tax rate change as a result of legal entity restructuring in the US.
(5) Tax benefit amount for the year ended March 31, 2021 primarily relates to the tax benefits driven by favorable audit settlements. Tax expense amount for the year ended March 31, 2022 includes 65,942 million JPY from the AbbVie break fee case.
(6) 36,117 million JPY impact for the year ended March 31, 2021 primarily relates to the basis difference of divested assets, between accounting which includes goodwill and tax.

Schedule of Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2022	2023
Deferred tax assets	¥362,539	¥366,003
Deferred tax liabilities	(451,511)	(270,620)
Net deferred tax assets (liabilities)	¥(88,972)	¥95,383
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2021	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2022
Research and development expenses	¥35,461	¥(4,250)	¥—	¥1,988	¥33,199
Inventories	90,729	(6,375)	—	10,176	94,530
Property, plant and equipment	(80,344)	9,721	—	848	(69,775)
Intangible assets	(561,950)	131,465	—	(66,995)	(497,480)
Financial assets measured at FVTOCI	(23,766)	—	2,669	14,338	(6,759)
Accrued expenses and provisions	139,239	12,931	—	3,160	155,330
Defined benefit plans	19,270	(468)	(6,107)	761	13,456
Deferred income	20,970	(4,256)	—	(5,489)	11,225
Unused tax losses	150,951	(35,160)	—	3,662	119,453
Tax credits	62,389	(28,573)	—	5,096	38,912
Investments in subsidiaries and associates	(69,151)	37,941	—	—	(31,210)
Cash flow hedges	30,023	—	(957)	(35)	29,031
Other	(2,904)	23,132	(1,411)	2,300	21,116
Total	¥(189,083)	¥136,108	¥(5,806)	¥(30,190)	¥(88,972)

	JPY (millions)
	As of April 1, 2022	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2023
Research and development expenses	¥33,199	¥98,057	¥—	¥4,974	¥136,230
Inventories	94,530	11,863	—	4,518	110,911
Property, plant and equipment	(69,775)	2,834	—	(4,818)	(71,759)
Intangible assets	(497,480)	86,244	—	(41,358)	(452,594)
Financial assets measured at FVTOCI	(6,759)	—	214	1,417	(5,128)
Accrued expenses and provisions	155,330	(6,402)	—	16,115	165,043
Defined benefit plans	13,456	(2,855)	(5,563)	1,368	6,406
Deferred income	11,225	(3,911)	—	118	7,432
Unused tax losses	119,453	(24,662)	—	6,301	101,092
Tax credits	38,912	9,389	—	3,790	52,091
Investments in subsidiaries and associates	(31,210)	(5,581)	—	(47)	(36,838)
Cash flow hedges	29,031	—	9,449	—	38,480
Other	21,116	23,550	7,485	(8,134)	44,017
Total	¥(88,972)	¥188,526	¥11,585	¥(15,756)	¥95,383
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity. The aggregate amount of deferred tax related to items charged directly to equity for the years ended March 31, 2022 and 2023 was (1,460) million JPY and 2,204 million JPY, respectively.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2022	2023
Unused tax losses	¥1,729,843	¥1,181,757
Deductible temporary differences	240,860	259,784
Unused tax credits	10,042	11,186
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2022	2023
1st year	¥131	¥76
2nd year	23,670	762
3rd year	1,280	307
4th year	425,654	896
5th year	35,089	2,081
After 5th year	1,184,092	1,114,021
Indefinite	59,927	63,614
Total	¥1,729,843	¥1,181,757

	JPY (millions) As of March 31
Unused tax credits	2022	2023
Less than 5 years	¥950	¥2,151
5 years or more	9,092	9,034
Indefinite	—	—
Total	¥10,042	¥11,186